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                              BT INVESTMENT FUNDS
                               One South Street
                           Baltimore, Maryland 21202

                                                               September 5, 2000
EDGAR Operations
Branch Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:   BT INVESTMENT FUNDS (the "Trust")
      Mid Cap (the "Fund")
      1933 Act File No. 33-07404
      1940 Act File No. 811-4760

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of the prospectus and statement of additional information, dated August 31, 2000, do not differ from the forms of the prospectus and statement of additional information contained in the registration statement for the Trust electronically filed under Rule 485(b) as Post-Effective Amendment No. 73 on August 31, 2000.

If you have any questions regarding this certification, please call me at
(410) 895-3776.


                               Very truly yours,

                              /s/ Daniel O. Hirsch
                           --------------------------
                           Daniel O. Hirsch Secretary